SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.1%
	AEROSPACE & DEFENSE - 0.3%
273	RTX Corporation(a)	$ 45,681

	AUTOMOTIVE - 2.8%
863	Tesla, Inc.(a)	383,793

	BANKING - 4.9%
1,574	JPMorgan Chase & Company(a)	496,486
1,963	Wells Fargo & Company(a)	164,539
		661,025
	BEVERAGES - 1.9%
3,800	Coca-Cola Company (The)	252,016

	BIOTECH & PHARMA - 8.2%
1,400	AbbVie, Inc. (a)	324,156
600	Eli Lilly & Company(a)	457,800
1,800	Johnson & Johnson(a)	333,756
		1,115,712
	CHEMICALS - 1.9%
448	Corteva, Inc. (a)	30,298
158	Ecolab, Inc. (a)	43,270
289	Linde PLC(a)	137,275
146	Sherwin-Williams Company (The)	50,554
		261,397
	DATA CENTER REIT - 0.7%
116	Equinix, Inc. (a)	90,856

	DIVERSIFIED INDUSTRIALS - 3.5%
1,087	General Electric Company(a)	326,991
721	Honeywell International, Inc. (a)	151,771
		478,762
	E-COMMERCE DISCRETIONARY - 4.3%
2,687	Amazon.com, Inc.(a)	589,985

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.1% (Continued)
	ELECTRIC UTILITIES - 2.5%
669	American Electric Power Company, Inc. (a)	$ 75,263
342	Constellation Energy Corporation(a)	112,542
1,186	Duke Energy Corporation(a)	146,767
		334,572
	HEALTH CARE REIT - 0.9%
654	Welltower, Inc. (a)	116,504

	INSURANCE - 4.3%
974	Berkshire Hathaway, Inc., Class B(a)	489,669
397	Progressive Corporation (The) (a)	98,039
		587,708
	INTERNET MEDIA & SERVICES - 11.4%
2,237	Alphabet, Inc., Class A(a)	543,815
901	Meta Platforms, Inc., Class A(a)	661,677
135	Netflix, Inc.	161,854
1,892	Uber Technologies, Inc.(a)	185,359
		1,552,705
	LEISURE FACILITIES & SERVICES - 0.6%
272	McDonald's Corporation(a)	82,658

	MACHINERY - 1.0%
292	Deere & Company	133,520

	MEDICAL EQUIPMENT & DEVICES - 1.3%
1,300	Abbott Laboratories(a)	174,122

	OIL & GAS PRODUCERS - 3.0%
700	Chevron Corporation(a)	108,703
2,100	Exxon Mobil Corporation(a)	236,775
300	ONEOK, Inc. (a)	21,891
600	Williams Companies, Inc. (The) (a)	38,010
		405,379

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.1% (Continued)
	REAL ESTATE SERVICES - 0.2%
151	CBRE Group, Inc., Class A(a)	$ 23,792

	RETAIL - CONSUMER STAPLES - 2.2%
2,900	Walmart, Inc. (a)	298,874

	RETAIL - DISCRETIONARY - 2.1%
428	Home Depot, Inc. (The) (a)	173,421
235	Lowe's Companies, Inc. (a)	59,058
376	TJX Companies, Inc. (The) (a)	54,347
		286,826
	RETAIL REIT - 0.4%
955	Realty Income Corporation(a)	58,054

	SEMICONDUCTORS - 11.7%
1,070	Advanced Micro Devices, Inc.(a)	173,115
1,738	Broadcom, Inc.	573,384
4,500	NVIDIA Corporation(a)	839,610
		1,586,109
	SOFTWARE - 12.1%
149	Intuit, Inc. (a)	101,754
1,600	Microsoft Corporation(a)	828,719
1,092	Oracle Corporation(a)	307,114
1,694	Palantir Technologies, Inc., Class A(a)	309,019
111	ServiceNow, Inc.(a)	102,151
		1,648,757
	TECHNOLOGY HARDWARE - 8.7%
3,600	Apple, Inc. (a)	916,668
3,904	Cisco Systems, Inc. (a)	267,112
		1,183,780
	TECHNOLOGY SERVICES - 8.4%
498	Automatic Data Processing, Inc. (a)	146,163
1,247	International Business Machines Corporation(a)	351,854
506	Mastercard, Inc., Class A(a)	287,818

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	COMMON STOCKS — 101.1% (Continued)
	TECHNOLOGY SERVICES - 8.4% (Continued)
1,022	Visa, Inc., Class A(a)				$ 348,890
					1,134,725
	TOBACCO & CANNABIS - 1.8%
1,100	Altria Group, Inc. (a)				72,666
1,100	Philip Morris International, Inc. (a)				178,420
					251,086

	TOTAL COMMON STOCKS (Cost $12,506,959)				13,738,398

	TOTAL INVESTMENTS - 101.1% (Cost $12,506,959)				$ 13,738,398
	CALL OPTIONS WRITTEN - (2.9)% (Premiums received - $390,863)				(388,144)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%				238,398
	NET ASSETS - 100.0%				$ 13,588,652

Contracts(b)
	WRITTEN EQUITY OPTIONS - (2.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (2.9)%
13	Abbott Laboratories	11/21/2025	$ 135.00	$ 174,122	$ 5,773
14	AbbVie, Inc.	11/21/2025	230.00	324,156	12,502
10	Advanced Micro Devices, Inc.	11/21/2025	170.00	161,790	9,697
22	Alphabet, Inc.	10/17/2025	255.00	534,820	5,315
11	Altria Group, Inc.	12/19/2025	70.00	72,666	1,341
26	Amazon.com, Inc.	11/21/2025	250.00	570,882	7,362
6	American Electric Power Company, Inc.	01/16/2026	115.00	67,500	1,907
36	Apple, Inc.	11/21/2025	255.00	916,668	36,430
4	Automatic Data Processing, Inc.	11/21/2025	310.00	117,400	1,579
9	Berkshire Hathaway, Inc.	12/19/2025	510.00	452,466	13,603
1	CBRE Group, Inc.	11/21/2025	170.00	15,756	235
7	Chevron Corporation	11/21/2025	170.00	108,703	665
39	Cisco Systems, Inc.	11/21/2025	75.00	266,838	3,032
3	Constellation Energy Corporation	11/21/2025	340.00	98,721	6,075
4	Corteva, Inc.	11/21/2025	80.00	27,052	128
11	Duke Energy Corporation	01/16/2026	130.00	136,125	2,090
1	Ecolab, Inc.	12/19/2025	300.00	27,386	274
6	Eli Lilly & Company	11/21/2025	750.00	457,800	31,191
1	Equinix, Inc.	11/21/2025	850.00	78,324	1,157
21	Exxon Mobil Corporation	11/21/2025	115.00	236,775	5,878
10	General Electric Company	11/21/2025	280.00	300,820	29,481
4	Home Depot, Inc. (The)	11/21/2025	450.00	162,076	661
7	Honeywell International, Inc.	11/21/2025	230.00	147,350	1,127
12	International Business Machines Corporation	10/17/2025	287.50	338,592	5,805
1	Intuit, Inc.	11/21/2025	750.00	68,291	961

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (2.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (2.9)% (Continued)
18	Johnson & Johnson	11/21/2025	$ 185.00	$ 333,756	$ 10,521
15	JPMorgan Chase & Company	10/17/2025	310.00	473,145	16,081
2	Linde plc	11/21/2025	510.00	95,000	740
2	Lowe's Companies, Inc.	01/16/2026	290.00	50,262	408
5	Mastercard, Inc.	11/21/2025	625.00	284,405	1,905
2	McDonald's Corporation	11/21/2025	330.00	60,778	338
9	Meta Platforms, Inc.	11/21/2025	840.00	660,942	9,153
16	Microsoft Corporation	11/21/2025	540.00	828,720	18,385
45	NVIDIA Corporation	11/21/2025	190.00	839,610	49,182
3	ONEOK, Inc.	01/16/2026	77.50	21,891	824
10	Oracle Corporation	10/17/2025	290.00	281,240	9,853
16	Palantir Technologies, Inc.	10/17/2025	185.00	291,872	10,971
11	Philip Morris International, Inc.	11/21/2025	180.00	178,420	1,836
3	Progressive Corporation (The)	11/21/2025	260.00	74,085	1,376
9	Realty Income Corporation	12/19/2025	62.50	54,711	804
2	RTX Corporation	11/21/2025	170.00	33,466	1,108
1	ServiceNow, Inc.	11/21/2025	1,000.00	92,028	2,720
8	Tesla, Inc.	10/17/2025	400.00	355,776	40,759
3	TJX Companies, Inc. (The)	01/16/2026	150.00	43,362	1,290
18	Uber Technologies, Inc.	11/21/2025	100.00	176,346	9,651
10	Visa, Inc.	12/19/2025	370.00	341,380	5,181
29	Walmart, Inc.	11/21/2025	110.00	298,874	4,287
19	Wells Fargo & Company	10/17/2025	90.00	159,258	983
6	Welltower, Inc.	01/16/2026	180.00	106,884	4,428
6	Williams Companies, Inc. (The)	11/21/2025	65.00	38,010	1,091
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $390,863)				388,144

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2025, the total value of securities held as collateral is $12,037,300.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.